Cover	Jun. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2022
Entity File Number	000-30233
Entity Registrant Name	ENDEXX CORPORATION
Entity Central Index Key	0001109486
Entity Tax Identification Number	30-0353162
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	38246 North Hazelwood Circle
Entity Address, City or Town	Cave Creek
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85331
City Area Code	480
Local Phone Number	595-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false